Remuneration of senior management and non-executive directors - Remuneration of directors, senior managment, and non-executive directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	$ 8	$ 8	$ 9
Amounts received under incentive schemes and share-based payments	6	13	4
Total	14	21	13
Senior management and non-executive directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	31	31	30
Pensions and other post-retirement benefits	0	0	1
Amounts received under incentive schemes and share-based payments	12	31	32
Short term employee benefits, for loss of office	0	0	0
Total	$ 43	$ 62	$ 63